RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
RELATED PARTY TRANSACTIONS
NOTE 4 - RELATED PARTY TRANSACTIONS

On September 1, 2015, the Company entered five-year employment contracts with three of its officers and directors. Under the terms of the agreements the Company issued shares of common stock to the officers and directors equaling 11% of the outstanding shares of the Company as of the date of the contracts. As additional future shares are issued, the officers and directors are entitled to additional shares so their aggregate ownership percentage remains at 11% of the outstanding shares of the Company. The following table sets forth the shares earned under these contracts as of September 30, 2020:

Officer and Director	Initial Share Awards Under the Contracts	Additional Shares Earned to Maintain Ownership Percentage	Total Shares Earned
President	1,028,910	2,325,869	3,354,779
Chief Financial Officer	617,346	1,395,523	2,012,869
Executive Vice President	617,346	1,267,553	1,884,899
Total	2,263,602	4,988,945	7,252,547

During the year ended March 31, 2020 the Board of Directors amended the compensation plan so that the total amount per the officer agreements allow for the accrual of the full amount due each officer per their contract. The table below sets forth the annual amounts per the contracts:

Officer and Director	Fiscal Year Annualized Compensation Being Paid
President	$250,000
Chief Financial Officer	$180,000
Executive Vice President	$140,000
Total	$570,000

On June 5, 2019, two officers and directors of the Company converted $99,000 of accrued fees into 639,536 shares of common stock at $0.1548 per share.

On July 11, 2019, an officer and director of the Company advanced the Company $10,000. The advance was on demand and bears no interest. On July 26, 2019, the Company repaid the $10,000 advance to the officer and director of the Company.

During the six months ended September 30, 2019 the Company issued 165,372 shares of common stock to three officers and a director for service with a value of $29,241.

During the six month period ended September 30, 2019 the Company paid the related parties (three officers and directors) $59,000 in consulting fees in cash and accrued $120,710 of the consulting fees for a total of $179,710. In addition $6,209 in expenses were accrued for the related parties.

During the six months period ended September 30, 2019, Company paid $4,000 plus had an outstanding accrual of $9,000 with a related party and Chairman of the Scientific Board. During the same period in 2018, Company paid the same related party $9,000 in consulting fees and accrued $6,000 of the fees.

During the six months ended September 30, 2020 four officers and directors were issued 2,925,115 shares of common stock with a value of $247,655 for service.

During the six months period ended September 30, 2020 three officers of the Company converted $1,387,872 of accrued compensation into 13,831,101 shares of common stock of the Company.

On September 1, 2020, the Company entered five-year compensation agreements with two of its officers and directors. Under the terms of the agreements the Company issued shares of common stock to the officers and directors equaling 18% of the outstanding shares of the Company as additional future shares are issued. The officers and directors are entitled to additional future shares so their aggregate ownership percentage remains at 18% of the future outstanding shares of the Company. In addition, the officers ae entitled to future bonuses including a signing bonus totaling $170,000 which was accrued during the period ending September 30, 2020 plus additional bonuses based on their performance.

Officer and Director	Fiscal Year Annualized Compensation Base Being Paid	Non-dilutive shares percentage
President	$252,000	12%
Chief Financial Officer	$180,000	6%
Total	$430,000	18%

On September 1, 2015, the Company entered into five year employment contracts with three of its officers and directors. Under the terms of the agreements the Company issued shares of common stock to the officers and directors equaling 11% of the outstanding shares of the Company as of the date of the contracts. As additional future shares are issued, the officers and directors are entitled to additional shares, so their aggregate ownership percentage remains at 11% of the outstanding shares of the Company. The following table sets forth the shares earned under these contracts from inception through year ended March 31, 2020:

Officer and Director	Initial Share Awards Under the Contracts	Additional Shares Earned to Maintain Ownership Percentage	Total Shares Earned
President	1,028,910	1,218,084	2,246,994
Chief Financial Officer	617,346	733,553	1,350,899
Executive Vice President	617,346	733,553	1,350,899
Total	2,263,602	2,685,190	4,948,792

In addition, if the officers and directors are removed from the Company, they are entitled to receive a cash severance payment per annum for each year of the term of the contract less salary payments received to date of termination. The table below sets forth the annual salary and annual severance amounts per the contracts:

Officer and Director	Annual Compensation Paid for Fiscal Year	Annual Compensation per Contract for Fiscal Year
President (3)	$186,000	$250,000
Chief Financial Officer (1)	$132,000	$180,000
Executive Vice President (2)	$84,000	$140,000
Total	$402,000	$570,000

For the year ended March 31, 2020:

(1) The Chief Financial Officer was paid $29,000 in cash and accrued $151,000 in fees

(2) The Executive Vice President was paid $6,000 in cash and accrued $134,000 in fees

(3) The President and Chief Executive Officer was paid $105,000 in cash and accrued $145,000 in fees.

During the years ended March 31, 2019, the Company paid a consultant and former officer of the Company $23,000 and accrued $7,000 in consulting fees.

During the year ended March 31, 2019, the Company issued 600,418 shares of common stock to three officers with a fair value of $130,536 for services and compensation

During the year ended March 31, 2020, three officers and directors and the chairman of the Scientific Board of the Company converted $293,320 of accrued fees into 2,469,536 shares of common stock at $0.10- $0.1725 per share.

As of March 31, 2019, the Company had $88,000 due to officers and directors.

During the year ended March 31, 2020 an officer and director of the Company advanced the Company $37,620, $4,250 in cash and $33,370 in payment of accounts payable bills. As of March 31, 2020 the officer and director is owed $21,876.

During the year ended March 31, 2020, the Company issued 1,345,522 shares of common stock to three officers and a director for service with a value of $176,422.

For the year ended March 31, 2020 the Company paid the related parties (three officers and directors) $140,000 in consulting fees in cash and accrued $430,000 of the consulting fees for a total of $570,000. In addition $26,226 in expenses were accrued for the related parties.

During the year ended March 31, 2020 the Company accrued an additional $854,926 in fees for three officers and directors for the difference of the amount they received or accrued and the amount required per their employment contracts from the inception of the contracts for a balance due related parties of $1,283,607 as of March 31, 2020 compared to $ 88,000 for the same period in 2019.